Intangible Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 8	¥ 57	¥ 0	¥ 0
Amortization expenses, 2019		172
Amortization expenses, 2020		172
Amortization expenses, 2021		172
Amortization expenses, 2022		172
Amortization expenses, 2023		¥ 117